Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Reconciliation of Historical Net Income to Unaudited Pro Forma Net Income (Loss)

The following is a reconciliation of historical net loss to unaudited pro forma net loss:

Thirty-Nine Weeks Ended October 27, 2012
Net loss attributable to common shareholders	$(64,584)
Add:
Dividend paid to preferred shareholders	62,504
Less:
Interest expense on new term loan facility, net of tax	(324)
Amortization of deferred financing fees related to new term loan facility, net of tax	(65)

Unaudited pro forma net loss	$(2,469)

The following is a reconciliation of historical net income to unaudited pro forma net income:

Fiscal Year 2011
Net income available to common shareholders	$56

Add:
Income attributable to participating securities	109
Series A 8% Convertible Preferred Stock cumulative dividends	15,913

Less:
Interest expense on new term loan facility, net of tax	(1,095)
Amortization of deferred financing fees related to new term loan facility, net of tax	(221)

Unaudited pro forma net income	$14,762

Property and Equipment, Net

Property and equipment, net, consists of the following:

	January 29, 2011	January 28, 2012
Furniture and fixtures	$16,631	$23,354
Leasehold improvements	23,713	32,275
Computers and equipment	4,484	7,477
Construction in process	1,376	1,638

	46,204	64,744
Less: accumulated depreciation and amortization	(16,461)	(22,704)

	$29,743	$42,040

Other Accrued Expenses

Other accrued expenses consist of the following:

	January 29, 2011	January 28, 2012
Deposit liability related to restricted shares (note 6)	$1,860	$1,131
Gift card liability	1,230	1,745
Other	2,918	5,085

	$6,008	$7,961

Pro Forma
Reconciliation of Pro Forma Basic and Diluted Weighted Average Common Shares Outstanding

The following is a reconciliation of unaudited pro forma basic and diluted weighted average common shares outstanding:

Thirty-Nine Weeks Ended October 27, 2012
Shares used in computing basic loss per common share	29,282,385
Adjustment for conversion of Series A 8% Convertible Preferred Stock	20,030,794
Adjustment for shares used to repay outstanding indebtedness under the term loan facility	2,488,526

Unaudited basic pro forma weighted average shares outstanding	51,801,705
Dilutive effect of securities	—

Unaudited diluted pro forma weighted average shares outstanding	51,801,705

The following is a reconciliation of pro forma basic and diluted weighted average common shares outstanding:

Fiscal Year 2011
Shares used in computing basic income per common share	15,903,599
Adjustment for conversion of Series A 8% Convertible Preferred Stock	30,894,953
Adjustment for shares used to repay outstanding indebtedness under the term loan facility	3,838,235

Unaudited basic pro forma weighted average shares outstanding	50,636,787

Dilutive effect of securities	509

Unaudited diluted pro forma weighted average shares outstanding	50,637,296